Summary of Significant Accounting Policies - Summary of Cash and Cash Equivalents, Excluding Cash on Hand are Deposited in Financial Institutions at Locations (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	$ 26,773,902	$ 15,660,786
Total cash and cash equivalents balances held at financial institutions	26,773,136	15,660,607
People's Republic of China (PRC)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	14,872,259	14,770,179
People's Republic of China (PRC) | RMB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	11,977,938	10,388,623
People's Republic of China (PRC) | USD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	1,117,452	1,310,999
People's Republic of China (PRC) | EUR
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	1,776,869	3,070,557
Germany
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	2,882,073	660,248
Germany | EUR
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	2,882,073	660,248
USA
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	9,018,804	230,180
USA | USD
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	$ 9,018,804	$ 230,180